INVESTMENTS IN OTHER ASSOCIATIONS	3 Months Ended
Mar. 31, 2016
INVESTMENTS IN OTHER ASSOCIATIONS
INVESTMENTS IN OTHER ASSOCIATIONS

NOTE 3 – INVESTMENTS IN OTHER ASSOCIATIONS

Investments in other associations includes investments in the patronage capital of other cooperatives (accounted for using the cost method) and other required investments in the organizations. Under this method, our investment in a cooperative increases when a cooperative allocates patronage capital credits to us and it decreases when we receive a cash retirement of the allocated capital credits from the cooperative. A cooperative allocates its patronage capital credits to us based upon our patronage (amount of business done) with the cooperative.